Shareholders' Equity (Schedule of restricted share unit activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options
Outstanding, beginning balance	22,555	26,097	21,318
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	4,380	4,905	16,224
Vested	(4,905)
Forfeited	0	0	0
Outstanding, ending balance	23,909	22,555	26,097
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 42.64	$ 22.99	$ 12.96
Granted	34.25
Vested	33.13
Weighted average exercise price, Outstanding, ending balance	$ 48.31	$ 42.64	$ 22.99
Restricted Stock Units (RSUs) [Member]
Options
Outstanding, beginning balance	777,350
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	265,775
Vested	(375,801)
Forfeited	(17,927)
Outstanding, ending balance	649,397	777,350
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 43.97
Granted	63.65
Vested	41.81
Forfeited	45.85
Weighted average exercise price, Outstanding, ending balance	$ 53.28	$ 43.97